Changes in the Group structure (Tables)	12 Months Ended
Dec. 31, 2019
Anadarko Mozambique
Major business combinations
Summary of purchase price allocation

(M$)	At the acquisition date
Goodwill	136
Intangible assets	3,751
Tangible assets	767
Other assets and liabilities	(309)
Acquired cash	81
Fair value of consideration	4,426